UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Joseph Malone
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	10/31/08

Date of reporting period:	1/31/08

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2008 (unaudited)

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.1%
Common Stocks- 98.1%
Consumer Discretionary- 10.1%
477,500	Billabong International Limited	$5,149,140
1,641,000	Fairfax Media Limited	6,022,045
893,000	TABCORP Holdings Limited	11,230,458
2,220,000	Tattersall’s Limited	7,551,645

		29,953,288

Consumer Staples- 13.7%
2,848,773	Goodman Fielder Limited	4,355,277
1,116,500	Lion Nathan Limited	9,482,001
1,627,500	Metcash Limited	6,063,486
287,500	Wesfarmers Limited	9,244,057
450,000	Woolworths Limited	11,678,187

		40,823,008

Energy- 4.6%
322,700	Woodside Petroleum Limited	13,578,560

Financials- 32.5%
830,500	Australia & New Zealand Banking Group Limited	19,608,688
171,000	Australian Stock Exchange Limited	7,383,345
457,500	Bendigo Bank Limited	5,159,953
310,000	Commonwealth Bank of Australia	13,900,978
803,000	QBE Insurance Group Limited	20,293,289
780,000	Suncorp-Metway Limited	10,802,876
835,500	Westpac Banking Corporation Limited	19,402,650

		96,551,779

Health Care Equipment & Services- 1.0%
313,000	Ramsay Health Care Limited	3,141,083

Industrials- 4.5%
397,000	Bradken Limited	2,273,662
158,750	Leighton Holdings Limited	7,113,872
414,000	Toll Holdings Limited	4,129,036

		13,516,570

Information Technolgy- 0.9%
367,000	Computershare Limited	2,661,712

Materials- 21.2%
878,000	BHP Billiton Limited	29,314,355
30,800	Incitec Pivot Limited	3,359,019
141,750	Orica Limited	3,720,936
236,700	Rio Tinto Limited	26,589,077

		62,983,387

Property- 4.5%
806,000	Westfield Group Limited	13,491,044

Telecommunication Services- 1.5%
1,380,388	Telecom Corporation of New Zealand Limited	4,363,937

Utilities- 3.6%
536,000	AGL Energy Limited	5,817,936
4,401,500	SP Ausnet	4,807,523

		10,625,459

Total Long Term Investments- 98.1% (cost $170,939,835)		291,689,827

SHORT-TERM INVESTMENT - 0.4%

Par Amount
1,160,000	Repurchase Agreement, State Street Bank and Trust Company,
	1.45% dated 1/31/08, due 2/01/08 in the amount of $1,160,047 (collateralized by $925,000 U.S. Treasury Bond, 6.25% due 5/15/30; value $1,187,469)	1,160,000

Total Short-Term Investments- 0.4% (cost $1,160,000)		1,160,000

Total Investments- 98.5% (cost $172,099,835)		292,849,827
Other Assets in Excess of Liabilities - 1.5%		4,463,427

Net Assets- 100.0%		$297,313,254

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2008 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$172,099,835	$125,328,045	$4,578,053	$120,749,992

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation:

Australian dollar (“A$”) amounts are translated into United States dollars (“US$”) on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Registrant’s books and the US$ equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the US$.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito,
President of Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito,
President of Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2008

By:	/s/ Joseph Malone
Joseph Malone,
Treasurer of Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2008